Fair Value Measurements (Details) - Schedule of fair value hierarchy of the valuation inputs - CIK 0001853314 Gesher I Acquisition Corp - USD ($)	Dec. 31, 2022	Sep. 30, 2022
Fair Value Measurements (Details) - Schedule of fair value hierarchy of the valuation inputs [Line Items]
Total Marketable securities held in Trust Account	$ 117,801,424	$ 116,823,042
Quoted Prices In Active Markets (Level 1) [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy of the valuation inputs [Line Items]
Total Marketable securities held in Trust Account	$ 117,801,424	116,823,042
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy of the valuation inputs [Line Items]
Total Marketable securities held in Trust Account
Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy of the valuation inputs [Line Items]
Total Marketable securities held in Trust Account